UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended December 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		January 28, 2004

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100    673370   14450  14450None   None  None        0None   14450
Allstate Corp.        Common  020002101   1443665   33558  33558None   None  None        0None   33558
Altria Group Inc.     Common  02209S103    326520    6000   6000None   None  None        0None    6000
Amer. Italian Pasta CoCommon  027070101   2220700   53000  53000None   None  None        0None   53000
Automatic Data ProcessCommon  053015103    999756   25240  25240None   None  None        0None   25240
BP Amoco p.l.c.       ADS     055622104  12586718  255050 255050None   None  None     3174None  251876
Bank One Corp.        Common  06423A103    214227    4699   4699None   None  None        0None    4699
Berkshire Hathaway IncClass B 084670207  14623925    5195   5195None   None  None       70None    5125
Buckeye Technologies CCommon  118255108    502500   50000  50000None   None  None        0None   50000
Career Education Corp.Common  141665109   4254425  105700 105700None   None  None        0None  105700
Cintas Corp.          Common  172908105    946890   18900  18900None   None  None        0None   18900
Coca Cola Co.         Common  191216100   5211061  102681 102681None   None  None        0None  102681
Colgate-Palmolive Co. Common  194162103   4674670   93400  93400None   None  None        0None   93400
Dell Inc.             Common  247025109  10002964  294378 294378None   None  None     5000None  289378
Disney, (Walt) Co.    Common  254687106   6144842  263388 263388None   None  None     2400None  260988
Exxon Corp.           Common  302290101  16176837  394557 394557None   None  None     4800None  389757
Federal National MortgCommon  313586109   1351080   18000  18000None   None  None        0None   18000
General Electric Co.  Common  369604103  18814805  607321 607321None   None  None        0None  607321
Gilead Sciences Inc.  Common  375558103    780952   13400  13400None   None  None        0None   13400
Grainger,  W.W. Inc.  Common  384802104   1402744   29600  29600None   None  None        0None   29600
Hewlett Packard Co.   Common  428236103   2329365  101409 101409None   None  None     4000None   97409
Intel Corp.           Common  458140100  23283107  726462 726462None   None  None     8000None  718462
International BusinessCommon  459200101   3050748   32917  32917None   None  None     2000None   30917
JLG Industries Inc.   Common  466210101   2722743  178775 178775None   None  None     4500None  174275
JP Morgan Chase & Co. Common  46625H100    255641    6960   6960None   None  None        0None    6960
Johnson & Johnson     Common  478160104  28365473  549080 549080None   None  None     6000None  543080
Leggett & Platt Inc.  Common  524660107  11432883  528566 528566None   None  None     7400None  521166
Lincare Holdings Inc. Common  532791100   4244288  141100 141100None   None  None     3000None  138100
Lowes Companies, Inc. Common  548661107  10168275  183576 183576None   None  None     3000None  180576
Medco Health SolutionsCommon  58405U102   1884474   55442  55442None   None  None      361None   55081
Merck & Co. Inc.      Common  589331107  20752809  449195 449195None   None  None     3000None  446195
Microsoft Corp.       Common  594918104  15808091  577570 577570None   None  None        0None  577570
Herman Miller Inc.    Common  600544100   5954418  245543 245543None   None  None     4500None  241043
Molex Inc.            Common  608554101   7449503  213514 213514None   None  None     1757None  211757
Molex Inc. Class A    Class A 608554200   9658759  329538 329538None   None  None     4882None  324656
Motorola, Inc         Common  620076109   4450068  317862 317862None   None  None     5400None  312462
Napro Biotherapeutics Common  630795102     68950   35000  35000None   None  None        0None   35000
Northern Trust Corp.  Common  665859104  11639790  251508 251508None   None  None     4200None  247308
Old Second Bancorp, InCommon  680277100   3524549   71203  71203None   None  None        0None   71203
Overseas Shipholding GCommon  690368105    204300    6000   6000None   None  None        0None    6000
Pepsico, Inc          Common  713448108  13762224  295200 295200None   None  None     3000None  292200
Qualcomm, Inc.        Common  747525103  17515385  324780 324780None   None  None     3000None  321780
SBC Communications, InCommon  78387G103    469260   18000  18000None   None  None        0None   18000
Schering- Plough, Inc.Common  806605101   7595535  436776 436776None   None  None     3000None  433776
Schlumberger, Ltd.    Common  806857108   4325616   79050  79050None   None  None        0None   79050
State Street Corp.    Common  857119101  25454569  488759 488759None   None  None     4500None  484259
Strattec Security CorpCommon  863111100    913650   15000  15000None   None  None        0None   15000
Sysco Corp.           Common  871829107  17168503  461147 461147None   None  None     7000None  454147
Tellabs Inc           Common  879664100    537441   63905  63905None   None  None     3500None   60405
Tetra Tech Inc.       Common  88162G103    270353   10875  10875None   None  None        0None   10875
Thermo Electron Corp. Common  883556102    681332   27037  27037None   None  None     3375None   23662
Toll Brothers, Inc.   Common  889478103    954240   24000  24000None   None  None        0None   24000
Walgreen Co.          Common  931422109  22672780  623221 623221None   None  None     6600None  616621
Wyeth                 Common  983024100   1814738   42750  42750None   None  None        0None   42750
S&P 400 SPDRS Dep Rec Common  595635103    316200    3000   3000None   None  None        0None    3000
iShares Russell 3000 ICommon  464287689     251840   4000   4000None   None  None        0None    4000
iShares MSCI Japan IndCommon  464286848    241000   25000  25000None   None  None        0None   25000
Street Tracks DJ US LaCommon  86330E208     247320   2000   2000None   None  None        0None    2000
YUM! Brands Inc       Common  988498101     350192  10180  10180None   None  None      600None    9580


COLUMN TOTALS                            386143061
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